Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with a final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company:

Average
			Summary	Average	Value of
			Compensation	Compensation	Initial Fixed
			Table Total	Actually Paid	$100 Investment
	Summary	Compensation	for Non-PEO	to Non-PEO	Based on
	Compensation Table	Actually Paid	Named Executive	Named Executive	Total Shareholder	Net Income
	Total for PEO(1)	to PEO(2)	Officers(1)	Officers(2)	Return(3)	(in thousands)
Year	($)	($)	($)	($)	($)	($)
2025	1,118,007	1,151,125	703,973	724,319	124.39	8,214
2024	1,033,801	1,045,706	672,474	691,733	109.51	15,343
2023	795,222	708,845	523,749	474,812	86.68	9,357

___________________

(1)
The PEO and non-PEOs for each year are as follows:
a.
PEO: Brandon C. Lorey
b.
Non-PEOs were Kathleen J. Chappell and Joseph T. Zmitrovich
(2)
Compensation Actually Paid is a calculation that begins with the Summary Compensation Table “SCT” total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid:

Change in Fair
					Change in Fair	Fair Value of	Value of Stock
				Fair Value of	Value of	Stock Awards	Awards from
				Stock Awards	Unvested Stock	Granted and	Prior Years that	Fair Value of
			SCT Stock	Granted in the	Awards from	Vested in the	Vested in the	Stock Awards	Compensation
Name	Year	SCT Total	Awards	Covered Year	Prior Years	Covered Year	Covered Year	Forfeited	Actually Paid
PEO	2025	$1,118,007	$(222,768)	$243,576	$22,987	$—	$(486)	$(10,192)	$1,151,125
NEO
Average	2025	703,973	(129,529)	141,628	13,262	—	(301)	(4,714)	$724,319

___________________

(3)
Total Shareholder Return represents the value of a hypothetical $100 investment beginning at market close on the last day of trading of 2022, assuming reinvestment of all dividends.

Named Executive Officers, Footnote	(1) The PEO and non-PEOs for each year are as follows: a. PEO: Brandon C. Lorey b. Non-PEOs were Kathleen J. Chappell and Joseph T. Zmitrovich
PEO Total Compensation Amount	$ 1,118,007	$ 1,033,801	$ 795,222
PEO Actually Paid Compensation Amount	$ 1,151,125	1,045,706	708,845
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid is a calculation that begins with the Summary Compensation Table “SCT” total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid:

Change in Fair
					Change in Fair	Fair Value of	Value of Stock
				Fair Value of	Value of	Stock Awards	Awards from
				Stock Awards	Unvested Stock	Granted and	Prior Years that	Fair Value of
			SCT Stock	Granted in the	Awards from	Vested in the	Vested in the	Stock Awards	Compensation
Name	Year	SCT Total	Awards	Covered Year	Prior Years	Covered Year	Covered Year	Forfeited	Actually Paid
PEO	2025	$1,118,007	$(222,768)	$243,576	$22,987	$—	$(486)	$(10,192)	$1,151,125
NEO
Average	2025	703,973	(129,529)	141,628	13,262	—	(301)	(4,714)	$724,319

Non-PEO NEO Average Total Compensation Amount	$ 703,973	672,474	523,749
Non-PEO NEO Average Compensation Actually Paid Amount	$ 724,319	691,733	474,812
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid is a calculation that begins with the Summary Compensation Table “SCT” total compensation in the given year with certain adjustments prescribed by the SEC rules. The following table provides a reconciliation of SCT total compensation with Compensation Actually Paid:

Change in Fair
					Change in Fair	Fair Value of	Value of Stock
				Fair Value of	Value of	Stock Awards	Awards from
				Stock Awards	Unvested Stock	Granted and	Prior Years that	Fair Value of
			SCT Stock	Granted in the	Awards from	Vested in the	Vested in the	Stock Awards	Compensation
Name	Year	SCT Total	Awards	Covered Year	Prior Years	Covered Year	Covered Year	Forfeited	Actually Paid
PEO	2025	$1,118,007	$(222,768)	$243,576	$22,987	$—	$(486)	$(10,192)	$1,151,125
NEO
Average	2025	703,973	(129,529)	141,628	13,262	—	(301)	(4,714)	$724,319

Compensation Actually Paid vs. Total Shareholder Return

The relationship between (1) compensation actually paid to the PEO and the average compensation actually paid to NEOs other that the PEO and (2) cumulative total shareholder return on the common stock of the Company for the last two completed fiscal years is as shown in Figure 1.

Figure 1: Compensation Actually Paid and Total Shareholder Return (TSR)

Compensation Actually Paid vs. Net Income

The relationship between (1) compensation actually paid to the PEO and the average compensation actually paid to NEOs other than the PEO and (2) net income of the Company for the last two completed fiscal years is shown in Figure 2.

Figure 2: Compensation Actually Paid and Net Income

Total Shareholder Return Amount	$ 124.39	109.51	86.68
Net Income (Loss)	$ 8,214,000	$ 15,343,000	$ 9,357,000
PEO Name	Brandon C. Lorey	Brandon C. Lorey	Brandon C. Lorey
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (222,768)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,576
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,987
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,192)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,529)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,628
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,262
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,714)